Income Taxes (Tables) - Rigetti Holdings, Inc.	12 Months Ended
Jan. 31, 2021
Schedule of domestic and foreign components
The following table presents domestic and foreign components of loss before income taxes for the years ended January 31, 2021 and 2020:

	2021	2020
Domestic	$(25,222,388)	$(53,088,950)
Foreign	(905,108)	(727,371)

	$(26,127,496)	$(53,816,321)

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred income tax assets and liabilities as of January 31, 2021 and 2020, are as follows:

Deferred Tax Assets:	2021	2020
Net operating loss carryforwards	$38,650,103	$36,165,188
Accruals and reserves	96,320	100,532
Stock-based compensation	278,581	189,254
Research and development credits	10,986	6,283

Gross deferred assets	39,035,990	36,461,257
Valuation allowance	(38,051,098)	(35,711,205)

Net Deferred Tax Assets	984,892	750,052
Deferred Tax Liabilities:
Property and equipment	$(1,020,408)	$ (740,321)
Intangible assets	35,516	(9,731)

Total Deferred Tax Liabilities	(984,892)	(750,052)

Total Net Deferred Tax Assets	$—	$—

Schedule of effective tax rate differs

	Year Ended January 31, 2021			Year Ended January 31, 2020
Component	Gross	Tax Effected	Rate Impact	Gross	Tax Effected	Rate Impact
Total pre-tax book income	$(26,127,496)	$(5,486,531)	22%	$(53,816,321)	$(11,218,494)	21%
State and local income taxes	(145,832)	(115,207)	0%	(3,942,953)	(3,114,933)	5%
Permanent differences	2,049,631	430,423	-2%	8,081,437	1,697,102	-3%
Rate differential	(26,194,435)	(117,749)	0%	(53,174,838)	209,245	0%
Return to provision true up	2,949,170	2,949,170	-11%	—	—	0%
Change in valuation allowance	2,339,894	2,339,894	-9%	12,427,880	12,427,880	-23%

Total:		$—	0%		$800	0%

Schedule of adjustments to a related deferred tax asset

Beginning balance at 2/1/2020	$4,672,209
Current year increase(decrease)	—
Prior year adjustment - increase(decrease)	—

Ending balance at 1/31/2021	$4,672,209